Qualitative and Quantitative Information of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Contracts Holding

The Group is holding the following contracts:

As at December 31, 2022

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (1)	Forward	40,000		10,000	50,000	1,658	Other current financial assets
Average forward rate (EUR/USD)		1.031		1.084	—
Notional amount (2)	Forward		15,000	25,000	40,000	849	Other current financial assets
Average forward rate (EUR/USD)			1.060	1.064	—
Total					90,000	2,507
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

As at December 31, 2021

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount	Forward			36,702	36,702	(21)	Current financial liabilities
Average forward rate (EUR/DKK)				7.438	—
Notional amount	Forward			9,372	9,372	50	Other current financial assets
Average forward rate (EUR/USD)				1.139	—
Notional amount	Forward			990	990	20	Other current financial assets
Average forward rate (EUR/JPY)				128.750	—
Total					47,064	49

Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position as at December 31, 2022 and December 31, 2021 are as follows:

As at December 31, 2022

	IRS	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	131,946	2,467	404	134,817	(230)	134,587	5,983	Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	13,244		13,244	—	13,244	—	Other financial liabilities
Financial payables for share acquisition	—	—	—	—	—	—	—	Current financial liabilities
Financial liabilities due to related parties	—	871	—	871	—	871	—	Current financial liabilities
Financial liabilities due to other lenders	—	—	796	796	—	796	—	Current financial liabilities/ Non-current financial liabilities
Notes	—	50,000	—	50,000	(319)	49,681	—	Non-current financial liabilities
Total	131,946	66,582	1,200	199,728	(549)	199,179	5,983

Percentage on Total	66%	33%	1%

As at December 31, 2021

	IRS	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	167,864	2,686	404	170,954	(391)	170,563	(1,681)	Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	37	37	—	37	—	Other financial liabilities
Financial payables for share acquisition	—	—	—	—	—	—	—	Current financial liabilities
Financial liabilities due to related parties	—	940	—	940	—	940	—	Current financial liabilities
Financial liabilities due to other lenders	—	2,524	—	2,524	—	2,524	—	Current financial liabilities/ Non-current financial liabilities
Notes	—	50,000	—	50,000	(380)	49,620	—	Non-current financial liabilities
Total	167,864	56,150	441	224,455	(771)	223,684	(1,681)

Percentage on Total	75%	25%	0%

Impact of Hedging on Equity in Cash Flow Hedge Reserve

Set out below is the impact of hedging on equity:

	Cash Flow Hedge Reserve	Cost of Hedging Reserve
	(EUR thousand)
As at January 1, 2022	—	—
Foreign exchange forward	(1,084)	235
Tax effect	260	(56)
As at 31 December, 2022	(824)	179

The risk arising from to net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Set out below is the impact of hedging on equity:

Cash Flow Hedge Reserve
(EUR thousand)
As January 1, 2021	3,345
Interest Rate Swap	(2,721)
Tax effect	653
As at December 31, 2021	1,277
Interest Rate Swap	(7,663)
Tax effect	1,839
As at December 31, 2022	(4,547)

Schedule of Interest Rate and Exchange Rate Sensitivity

The following table presents an analysis of sensitivity to a change in (i) interest rates on the portion of loans and borrowings affected (nearly zero due to the early repayment of almost all the loans with floating rate), and (ii) exchange rates for the currencies the Group is majorly exposed to. With all other variables held constant, the Group’s marginality is affected as follows:

As at December 31, 2022

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
(EUR thousand)
	+20 BP	-20 BP	—	—
	+50 BP	-50 BP	—	—
	+100 BP	-100 BP	—	—

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on EBITDA
	(EUR thousand)
Euro	1%	(1)%	(1,752)	1,788
US dollar	3%	(3)%	(5,154)	5,473
	5%	(5)%	(8,427)	9,314

Euro	1%	(1)%	140	(143)
Mexican Pesos	3%	(3)%	411	(437)
	5%	(5)%	673	(744)

Euro	1%	(1)%	(116)	118
China Renmimbi	3%	(3)%	(340)	361
	5%	(5)%	(556)	615

As at December 31, 2021

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
(EUR thousand)
	+20 BP	-20 BP	—	—
	+50 BP	-50 BP	—	—
	+100 BP	-100 BP	—	—

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on EBITDA
	(EUR thousand)
Euro	1%	(1)%	(1,190)	1,214
US dollar	3%	(3)%	(3,500)	3,716
	5%	(5)%	(5,722)	6,324

Euro	1%	(1)%	156	(159)
Mexican Pesos	3%	(3)%	459	(487)
	5%	(5)%	750	(829)

Schedule of Due Dates of Financial and Other Liabilities

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2022 and at December 31, 2021 on the basis of contractual payments which have not been discounted:

As at December 31, 2022
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts	13,244	—	—	13,244
Borrowings from banks (*)	50,680	84,136	—	134,816
Notes (*)	—	25,000	25,000	50,000
Lease liabilities (**)	5,785	10,362	6,211	22,358
Other Financial liabilities	1,666	—	—	1,666
Trade payables	239,180	—	—	239,180
Tax payables	41,655	—	—	41,655
Other liabilities	69,499	18,060	—	87,559
Employee Benefits	2,187	—	6,127	8,314
Total liabilities	423,896	137,558	37,338	598,792

(*) The corresponding balance reported in the financial statement position is EUR 134,587 thousand and EUR 49,681 thousand respectively at 31 December 2022 and refers to adoption of amortized cost.

(**) The corresponding balance in the financial statement position is EUR 19,982 thousand and refers to adoption of IFRS 16.

As at December 31, 2021
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts	37	—	—	37
Borrowings from banks (*)	36,357	134,006	591	170,954
Notes (*)	—	—	50,000	50,000
Lease liabilities (**)	6,046	12,751	6,961	25,758
Other Financial liabilities	2,729	735		3,464
Trade payables	164,787	—	—	164,787
Tax payables	19,440	—	—	19,440
Other liabilities	65,813	1,808	0	67,621
Employee Benefits	—	11,853	—	11,853
Total liabilities	295,209	161,153	57,552	513,914

(*) The corresponding balance reported in the financial statement position is EUR 170,562 thousand and EUR 49,620 thousand respectively at 31 December 2021 and refers to adoption of amortized cost.

(**) The corresponding balance in the financial statement position is EUR 23,127 thousand and refers to adoption of IFRS 16.